Income Taxes (Details) - Schedule of Deductible Temporary Differences and Unused Tax Losses - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Income Taxes (Details) - Schedule of Deductible Temporary Differences and Unused Tax Losses [Line Items]
Deductible temporary differences and unused tax loses	$ 33,681,333	$ 37,292,382
Non-capital loss carry forward [Member]
Income Taxes (Details) - Schedule of Deductible Temporary Differences and Unused Tax Losses [Line Items]
Deductible temporary differences and unused tax loses	13,414,430	16,926,886
Capital loss carry forward [Member]
Income Taxes (Details) - Schedule of Deductible Temporary Differences and Unused Tax Losses [Line Items]
Deductible temporary differences and unused tax loses	18,562,659	19,072,271
Property, plant and equipment [member]
Income Taxes (Details) - Schedule of Deductible Temporary Differences and Unused Tax Losses [Line Items]
Deductible temporary differences and unused tax loses	230,519	217,340
Equity investments [Member]
Income Taxes (Details) - Schedule of Deductible Temporary Differences and Unused Tax Losses [Line Items]
Deductible temporary differences and unused tax loses	333,904	568,995
Share issuance cost [Member]
Income Taxes (Details) - Schedule of Deductible Temporary Differences and Unused Tax Losses [Line Items]
Deductible temporary differences and unused tax loses	$ 1,139,821	$ 506,890